Organization and Description of Business - Additional Information (Detail)	12 Months Ended	3 Months Ended
	Dec. 31, 2012 Segment	Mar. 31, 2013 Subsequent Event [Member] Segment
Organization And Description Of Business [Line Items]
Number of operating segments	4	3